CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION AND UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Property, plant and equipment	$ 135,216,000	$ 113,091,000
Advance payments for property, plant and equipment	2,197,000	224,000
Right-of-use assets	7,312,000	8,009,000
Other non-current assets	4,885,000	3,973,000
Intangible assets	4,681,000	2,852,000
Total non-current assets	154,291,000	128,149,000
CURRENT ASSETS
Inventories	1,700,000	1,800,000
Trade receivables	15,000,000	74,978,000
Prepayments, other receivables and other assets	11,170,000	10,007,000
Financial investment measured at amortized cost	29,849,000
Pledged short-term deposits	256,000	384,000
Time deposits	174,644,000	50,000,000
Cash and cash equivalents	488,215,000	455,689,000
Total current assets	720,834,000	592,858,000
Total assets	875,125,000	721,007,000
CURRENT LIABILITIES
Trade and notes payables	11,001,000	5,238,000
Other payables and accruals	109,183,000	99,168,000
Lease liabilities	1,178,000	1,464,000
Government grants	300,000	283,000
Warrant liability	83,300,000
Contract liabilities	56,139,000	55,014,000
Total current liabilities	261,101,000	161,167,000
NON-CURRENT LIABILITIES
Contract liabilities	252,628,000	275,071,000
Lease liabilities	1,621,000	1,909,000
Other non-current liabilities	554,000	554,000
Interest-bearing loans and borrowings	17,310,000
Government grants	1,992,000	2,051,000
Total non-current liabilities	274,105,000	279,585,000
Total liabilities	535,206,000	440,752,000
EQUITY
Share capital	29,000	27,000
Reserve	339,890,000	280,228,000
Total ordinary shareholders’ equity	339,919,000	280,255,000
Total equity	339,919,000	280,255,000
Total liabilities and equity	$ 875,125,000	$ 721,007,000